U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 12b-25
                            NOTIFICATION OF LATE FILING
(Check One):

[X] Form 10-K and Form 10-KSB [ ] Form 20-F

[ ] Form 10-Q and Form 10QSB [ ] Form N-SAR [ ] Form 11-K
                          For Period Ended:
[ ] Transition Report on Form 10-K [ ]
Transition Report on Form 20-F [ ]
Transition Report on Form 11-K [ ] Transition
Report on Form 10-Q [ ] Transition
Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item (s) to which the notification relates:

                            Part I  Registrant Information

                Full Name of Registrant: iWorld Projects & Systems, Inc.

   Address of Principal Executive Office:   3829 Canot Lane
                                            Addison, Texas 75001

                           Part II  Rules 12b-25 (b) and (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25 (b), the following should be completed.

(Check box if appropriate) [X]
[x]   (a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
[x]   (b)	The subject annual report, semi-annual report, transition report on
            Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
[ ]   (c)	The accountants statement or other exhibit required by Rule 12b-36
            (c) has been attached if applicable.

                   Part III  Narrative

The Company needs additional time to file its report because it lacks funds to pay its independent auditors were unable to complete the required review and of the Registrant?s 10-K report in time to meet the filing deadline The Company needs the additional time so that the auditors can undertake their review


                         Part IV - Other Information
(1)	Name and telephone number of person to contact in regard to this notification:

	         David L. Pells      (214)        236-8480
	             (Name)      (Area Code) (Telephone Number)

(2)	Have all other periodic reports required under section 13 or 15(d) of the
Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report (s) been filed? If the answer is no, identify report(s).

[X]	Yes [ ] No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[ ]	Yes [X] No
If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                         iWorld Projects & Systems, Inc.
                   (Name of Registrant as specified in charter)

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: March 31, 2006

By: /s/  David Pells
    -------------------------
   David Pells, President